Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	34
3 YEAR	106
5 YEAR	185
10 YEAR	418
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Total World Stock Index Fund - Investor Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	71
3 YEAR	169
5 YEAR	276
10 YEAR	590
Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	31
3 YEAR	97
5 YEAR	169
10 YEAR	381
Vanguard Total World Stock Index Fund - Institutional Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	74
3 YEAR	127
5 YEAR	184
10 YEAR	354
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard FTSE All-World ex-US Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	96
3 YEAR	194
5 YEAR	301
10 YEAR	614
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	128
5 YEAR	204
10 YEAR	430
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	55
3 YEAR	118
5 YEAR	188
10 YEAR	392
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total World Stock Index Fund - ETF Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	406
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230